UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07992
MFS SERIES TRUST XI
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Mid Cap Value Fund
Class A-MVCAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$114	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class A shares of the MFS Mid Cap Value Fund (fund) provided a total return of 29.60%, at net asset value. This compares with a return of 35.19% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 29.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, and materials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within both the consumer discretionary and utilities sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	29.60%	11.61%	9.66%
A with initial sales charge (5.75%)	22.15%	10.30%	9.01%
Comparative Benchmark(s)
Russell 3000® Index +∆	35.19%	15.26%	12.83%
Russell Midcap® Value Index +∆	29.01%	10.33%	8.93%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	17,864,161,011	Total Management Fee ($)#:	96,789,918
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Financials	18.7%
Industrials	18.3%
Consumer Discretionary	9.5%
Materials	8.9%
Utilities	7.9%
Health Care	7.9%
Real Estate	7.4%
Information Technology	7.2%
Consumer Staples	6.6%
Energy	5.2%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDVA-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Mid Cap Value Fund
Class B-MCBVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$199	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class B shares of the MFS Mid Cap Value Fund (fund) provided a total return of 28.63%, at net asset value. This compares with a return of 35.19% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 29.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, and materials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within both the consumer discretionary and utilities sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	28.63%	10.78%	8.84%
B with CDSC (declining over six years from 4% to 0%)×	24.63%	10.51%	8.84%
Comparative Benchmark(s)
Russell 3000® Index +∆	35.19%	15.26%	12.83%
Russell Midcap® Value Index +∆	29.01%	10.33%	8.93%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	17,864,161,011	Total Management Fee ($)#:	96,789,918
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Financials	18.7%
Industrials	18.3%
Consumer Discretionary	9.5%
Materials	8.9%
Utilities	7.9%
Health Care	7.9%
Real Estate	7.4%
Information Technology	7.2%
Consumer Staples	6.6%
Energy	5.2%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDVB-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Mid Cap Value Fund
Class C-MVCCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$199	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class C shares of the MFS Mid Cap Value Fund (fund) provided a total return of 28.61%, at net asset value. This compares with a return of 35.19% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 29.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, and materials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within both the consumer discretionary and utilities sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	28.61%	10.77%	8.84%
C with CDSC (1% for 12 months)×	27.61%	10.77%	8.84%
Comparative Benchmark(s)
Russell 3000® Index +∆	35.19%	15.26%	12.83%
Russell Midcap® Value Index +∆	29.01%	10.33%	8.93%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	17,864,161,011	Total Management Fee ($)#:	96,789,918
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Financials	18.7%
Industrials	18.3%
Consumer Discretionary	9.5%
Materials	8.9%
Utilities	7.9%
Health Care	7.9%
Real Estate	7.4%
Information Technology	7.2%
Consumer Staples	6.6%
Energy	5.2%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDVC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Mid Cap Value Fund
Class I-MCVIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$85	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class I shares of the MFS Mid Cap Value Fund (fund) provided a total return of 29.91%, at net asset value. This compares with a return of 35.19% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 29.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, and materials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within both the consumer discretionary and utilities sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	29.91%	11.89%	9.93%
Comparative Benchmark(s)
Russell 3000® Index +∆	35.19%	15.26%	12.83%
Russell Midcap® Value Index +∆	29.01%	10.33%	8.93%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	17,864,161,011	Total Management Fee ($)#:	96,789,918
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Financials	18.7%
Industrials	18.3%
Consumer Discretionary	9.5%
Materials	8.9%
Utilities	7.9%
Health Care	7.9%
Real Estate	7.4%
Information Technology	7.2%
Consumer Staples	6.6%
Energy	5.2%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDVI-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Mid Cap Value Fund
Class R1-MVCGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$199	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R1 shares of the MFS Mid Cap Value Fund (fund) provided a total return of 28.64%, at net asset value. This compares with a return of 35.19% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 29.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, and materials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within both the consumer discretionary and utilities sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	28.64%	10.77%	8.84%
Comparative Benchmark(s)
Russell 3000® Index +∆	35.19%	15.26%	12.83%
Russell Midcap® Value Index +∆	29.01%	10.33%	8.93%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	17,864,161,011	Total Management Fee ($)#:	96,789,918
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Financials	18.7%
Industrials	18.3%
Consumer Discretionary	9.5%
Materials	8.9%
Utilities	7.9%
Health Care	7.9%
Real Estate	7.4%
Information Technology	7.2%
Consumer Staples	6.6%
Energy	5.2%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDVR1-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Mid Cap Value Fund
Class R2-MCVRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$142	1.24%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R2 shares of the MFS Mid Cap Value Fund (fund) provided a total return of 29.26%, at net asset value. This compares with a return of 35.19% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 29.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, and materials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within both the consumer discretionary and utilities sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	29.26%	11.34%	9.39%
Comparative Benchmark(s)
Russell 3000® Index +∆	35.19%	15.26%	12.83%
Russell Midcap® Value Index +∆	29.01%	10.33%	8.93%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	17,864,161,011	Total Management Fee ($)#:	96,789,918
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Financials	18.7%
Industrials	18.3%
Consumer Discretionary	9.5%
Materials	8.9%
Utilities	7.9%
Health Care	7.9%
Real Estate	7.4%
Information Technology	7.2%
Consumer Staples	6.6%
Energy	5.2%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDVR2-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Mid Cap Value Fund
Class R3-MVCHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$114	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R3 shares of the MFS Mid Cap Value Fund (fund) provided a total return of 29.58%, at net asset value. This compares with a return of 35.19% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 29.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, and materials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within both the consumer discretionary and utilities sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	29.58%	11.61%	9.66%
Comparative Benchmark(s)
Russell 3000® Index +∆	35.19%	15.26%	12.83%
Russell Midcap® Value Index +∆	29.01%	10.33%	8.93%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	17,864,161,011	Total Management Fee ($)#:	96,789,918
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Financials	18.7%
Industrials	18.3%
Consumer Discretionary	9.5%
Materials	8.9%
Utilities	7.9%
Health Care	7.9%
Real Estate	7.4%
Information Technology	7.2%
Consumer Staples	6.6%
Energy	5.2%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDVR3-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Mid Cap Value Fund
Class R4-MVCJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$85	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R4 shares of the MFS Mid Cap Value Fund (fund) provided a total return of 29.91%, at net asset value. This compares with a return of 35.19% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 29.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, and materials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within both the consumer discretionary and utilities sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	29.91%	11.89%	9.94%
Comparative Benchmark(s)
Russell 3000® Index +∆	35.19%	15.26%	12.83%
Russell Midcap® Value Index +∆	29.01%	10.33%	8.93%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	17,864,161,011	Total Management Fee ($)#:	96,789,918
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Financials	18.7%
Industrials	18.3%
Consumer Discretionary	9.5%
Materials	8.9%
Utilities	7.9%
Health Care	7.9%
Real Estate	7.4%
Information Technology	7.2%
Consumer Staples	6.6%
Energy	5.2%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDVR4-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Mid Cap Value Fund
Class R6-MVCKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.62%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R6 shares of the MFS Mid Cap Value Fund (fund) provided a total return of 30.08%, at net asset value. This compares with a return of 35.19% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 29.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, and materials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within both the consumer discretionary and utilities sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	30.08%	12.03%	10.09%
Comparative Benchmark(s)
Russell 3000® Index +∆	35.19%	15.26%	12.83%
Russell Midcap® Value Index +∆	29.01%	10.33%	8.93%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	17,864,161,011	Total Management Fee ($)#:	96,789,918
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Financials	18.7%
Industrials	18.3%
Consumer Discretionary	9.5%
Materials	8.9%
Utilities	7.9%
Health Care	7.9%
Real Estate	7.4%
Information Technology	7.2%
Consumer Staples	6.6%
Energy	5.2%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDVR6-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.

MFS® Blended Research®
Core Equity Fund
Class A-MUEAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$88	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class A shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 36.61%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the utilities and information technology sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and industrials sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	36.61%	16.31%	12.11%
A with initial sales charge (5.75%)	28.75%	14.95%	11.45%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	1,438,688,207	Total Management Fee ($)#:	4,759,236
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	30.3%
Financials	13.2%
Health Care	12.2%
Communication Services	9.5%
Consumer Discretionary	9.4%
Industrials	7.5%
Consumer Staples	5.7%
Energy	3.8%
Real Estate	3.1%
Utilities	3.0%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UNEA-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Blended Research®
Core Equity Fund
Class B-MUSBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$176	1.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class B shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 35.58%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the utilities and information technology sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and industrials sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	35.58%	15.44%	11.27%
B with CDSC (declining over six years from 4% to 0%)×	31.58%	15.21%	11.27%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	1,438,688,207	Total Management Fee ($)#:	4,759,236
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	30.3%
Financials	13.2%
Health Care	12.2%
Communication Services	9.5%
Consumer Discretionary	9.4%
Industrials	7.5%
Consumer Staples	5.7%
Energy	3.8%
Real Estate	3.1%
Utilities	3.0%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UNEB-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Blended Research®
Core Equity Fund
Class C-MUECX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$175	1.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class C shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 35.57%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the utilities and information technology sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and industrials sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	35.57%	15.45%	11.27%
C with CDSC (1% for 12 months)×	34.57%	15.45%	11.27%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	1,438,688,207	Total Management Fee ($)#:	4,759,236
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	30.3%
Financials	13.2%
Health Care	12.2%
Communication Services	9.5%
Consumer Discretionary	9.4%
Industrials	7.5%
Consumer Staples	5.7%
Energy	3.8%
Real Estate	3.1%
Utilities	3.0%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UNEC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Blended Research®
Core Equity Fund
Class I-MUSEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$58	0.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class I shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 36.95%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the utilities and information technology sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and industrials sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	36.95%	16.61%	12.39%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	1,438,688,207	Total Management Fee ($)#:	4,759,236
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	30.3%
Financials	13.2%
Health Care	12.2%
Communication Services	9.5%
Consumer Discretionary	9.4%
Industrials	7.5%
Consumer Staples	5.7%
Energy	3.8%
Real Estate	3.1%
Utilities	3.0%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UNEI-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Blended Research®
Core Equity Fund
Class R1-MUERX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$176	1.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R1 shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 35.59%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the utilities and information technology sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and industrials sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	35.59%	15.40%	11.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	1,438,688,207	Total Management Fee ($)#:	4,759,236
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	30.3%
Financials	13.2%
Health Care	12.2%
Communication Services	9.5%
Consumer Discretionary	9.4%
Industrials	7.5%
Consumer Staples	5.7%
Energy	3.8%
Real Estate	3.1%
Utilities	3.0%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UNER1-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Blended Research®
Core Equity Fund
Class R2-MUESX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$117	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R2 shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 36.25%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the utilities and information technology sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and industrials sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	36.25%	16.02%	11.83%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	1,438,688,207	Total Management Fee ($)#:	4,759,236
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	30.3%
Financials	13.2%
Health Care	12.2%
Communication Services	9.5%
Consumer Discretionary	9.4%
Industrials	7.5%
Consumer Staples	5.7%
Energy	3.8%
Real Estate	3.1%
Utilities	3.0%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UNER2-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Blended Research®
Core Equity Fund
Class R3-MUETX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$88	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R3 shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 36.57%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the utilities and information technology sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and industrials sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	36.57%	16.31%	12.10%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	1,438,688,207	Total Management Fee ($)#:	4,759,236
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	30.3%
Financials	13.2%
Health Care	12.2%
Communication Services	9.5%
Consumer Discretionary	9.4%
Industrials	7.5%
Consumer Staples	5.7%
Energy	3.8%
Real Estate	3.1%
Utilities	3.0%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UNER3-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Blended Research®
Core Equity Fund
Class R4-MUEUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$58	0.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R4 shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 36.96%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the utilities and information technology sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and industrials sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	36.96%	16.61%	12.39%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	1,438,688,207	Total Management Fee ($)#:	4,759,236
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	30.3%
Financials	13.2%
Health Care	12.2%
Communication Services	9.5%
Consumer Discretionary	9.4%
Industrials	7.5%
Consumer Staples	5.7%
Energy	3.8%
Real Estate	3.1%
Utilities	3.0%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UNER4-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Blended Research®
Core Equity Fund
Class R6-MUEVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$46	0.39%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R6 shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 37.05%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the utilities and information technology sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and industrials sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	37.05%	16.72%	12.51%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	1,438,688,207	Total Management Fee ($)#:	4,759,236
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	30.3%
Financials	13.2%
Health Care	12.2%
Communication Services	9.5%
Consumer Discretionary	9.4%
Industrials	7.5%
Consumer Staples	5.7%
Energy	3.8%
Real Estate	3.1%
Utilities	3.0%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UNER6-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr., members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended September 30, 2024 and 2023, audit fees billed to each Fund by Deloitte and E&Y were as follows:

Fees billed by Deloitte:		Audit Fees
	2024	2023
MFS Blended Research Core Equity Fund	56,237	54,259

Fees billed by E&Y:		Audit Fees
	2024	2023
MFS Mid Cap Value Fund	34,900	33,683

For the fiscal years ended September 30, 2024 and 2023, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS Blended Research	0	0	0	0	0	0
Core Equity Fund

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS and MFS Related
Entities of MFS Blended	0	0	0	0	0	0
Research Core Equity Fund*

Fees Billed by Deloitte			Aggregate Fees for Non-audit Services
			2024		2023
To MFS Blended Research Core Equity Fund,
MFS and MFS Related Entities#			0		0

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2024	2023	2024	2023	2024	2023
To MFS Mid Cap Value Fund	0	0	267	636	0	0

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2024	2023	2024	2023	2024	2023
To MFS and MFS Related
Entities of MFS Mid Cap	0	0	0	0	3,600	3,600
Value Fund*
Fees billed by E&Y:	Aggregate Fees for Non-audit Services
	2024	2023
To MFS Mid Cap Value Fund, MFS and	319,807	228,986
MFS Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte or E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

4 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Mid Cap Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mid Cap Value Fund
Portfolio of Investments − 9/30/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace & Defense – 3.6%
Howmet Aerospace, Inc.	1,586,372	$ 159,033,793
KBR, Inc.	2,281,782	148,612,461
L3Harris Technologies, Inc.	623,647	148,346,912
Leidos Holdings, Inc.	1,136,950	185,322,850
		$641,316,016
Airlines – 1.0%
Alaska Air Group, Inc. (a)	1,206,910	$ 54,564,401
Delta Air Lines, Inc.	2,531,695	128,584,789
		$183,149,190
Apparel Manufacturers – 1.4%
PVH Corp.	1,076,794	$ 108,573,139
Skechers USA, Inc., “A” (a)	1,998,630	133,748,320
		$242,321,459
Automotive – 1.5%
Aptiv PLC (a)	1,459,486	$ 105,097,587
LKQ Corp.	4,150,789	165,699,497
		$270,797,084
Biotechnology – 0.5%
Biogen, Inc. (a)	445,533	$ 86,362,117
Brokerage & Asset Managers – 3.3%
Cboe Global Markets, Inc.	395,960	$ 81,120,325
Evercore Partners, Inc.	687,362	174,136,289
Raymond James Financial, Inc.	1,485,156	181,872,204
TPG, Inc.	2,601,543	149,744,815
		$586,873,633
Business Services – 2.4%
Fidelity National Information Services, Inc.	1,636,516	$ 137,058,215
Global Payments, Inc.	1,500,277	153,658,370
TransUnion	1,286,445	134,690,792
		$425,407,377
Chemicals – 1.1%
Eastman Chemical Co.	1,692,747	$ 189,503,027
Computer Software – 1.1%
Check Point Software Technologies Ltd. (a)	545,393	$ 105,157,224
Dun & Bradstreet Holdings, Inc.	7,389,569	85,053,939
		$190,211,163
MDVFS-ANN

MFS Mid Cap Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 1.5%
Amentum Holdings, Inc. (a)	773,778	$ 24,954,340
CDW Corp.	450,956	102,051,343
Zebra Technologies Corp., “A” (a)	358,341	132,700,839
		$259,706,522
Construction – 6.7%
Allegion PLC	885,440	$ 129,044,026
Builders FirstSource, Inc. (a)	632,421	122,601,135
Essex Property Trust, Inc., REIT	441,040	130,292,037
Mid-America Apartment Communities, Inc., REIT	794,885	126,307,226
Mohawk Industries, Inc. (a)	574,898	92,374,611
Otis Worldwide Corp.	1,056,801	109,843,896
Stanley Black & Decker, Inc.	1,296,811	142,817,795
Sun Communities, Inc., REIT	976,781	132,011,952
Toll Brothers, Inc.	1,325,811	204,824,541
		$1,190,117,219
Consumer Products – 2.1%
Estée Lauder Cos., Inc., “A”	537,291	$ 53,562,540
International Flavors & Fragrances, Inc.	1,190,124	124,879,711
Kenvue, Inc.	6,183,274	143,019,128
Newell Brands, Inc.	7,774,988	59,711,908
		$381,173,287
Consumer Services – 0.2%
Avis Budget Group, Inc.	447,776	$ 39,220,700
Containers – 2.3%
Avery Dennison Corp.	529,070	$ 116,797,493
Crown Holdings, Inc.	1,148,105	110,080,308
Graphic Packaging Holding Co.	6,350,770	187,919,284
		$414,797,085
Electrical Equipment – 2.5%
Berry Global, Inc.	1,748,451	$ 118,859,699
Johnson Controls International PLC	1,792,581	139,122,211
Sensata Technologies Holding PLC	2,058,224	73,807,913
TE Connectivity PLC	790,418	119,345,214
		$451,135,037
Electronics – 4.0%
Corning, Inc.	3,340,564	$ 150,826,465
Flex Ltd. (a)	5,366,624	179,406,240
Marvell Technology, Inc.	944,460	68,114,455
NXP Semiconductors N.V.	512,224	122,938,882
ON Semiconductor Corp. (a)	1,518,176	110,234,759
Skyworks Solutions, Inc.	788,779	77,907,702
		$709,428,503
Energy - Independent – 2.9%
Chesapeake Energy Corp.	1,488,771	$ 122,451,415
Diamondback Energy, Inc.	916,360	157,980,464
Permian Resources Corp.	8,836,172	120,260,301

MFS Mid Cap Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Valero Energy Corp.	863,511	$ 116,599,890
		$517,292,070
Energy - Renewables – 0.6%
AES Corp.	5,615,552	$ 112,647,973
Engineering - Construction – 1.3%
Jacobs Solutions, Inc.	773,778	$ 101,287,540
Quanta Services, Inc.	446,773	133,205,370
		$234,492,910
Food & Beverages – 2.9%
Coca-Cola Europacific Partners PLC	1,655,770	$ 130,391,888
General Mills, Inc.	1,062,046	78,432,097
Hershey Co.	444,058	85,161,443
Ingredion, Inc.	1,124,720	154,570,270
Lamb Weston Holdings, Inc.	1,015,488	65,742,693
		$514,298,391
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	4,654,065	$ 86,007,121
Forest & Paper Products – 0.5%
International Paper Co.	1,869,363	$ 91,318,383
Gaming & Lodging – 2.4%
Hyatt Hotels Corp.	739,251	$ 112,514,002
International Game Technology PLC	4,040,719	86,067,315
VICI Properties, Inc., REIT	4,701,705	156,613,794
Viking Holdings Ltd. (a)	2,115,061	73,794,478
		$428,989,589
Health Maintenance Organizations – 0.5%
Humana, Inc.	296,697	$ 93,975,808
Insurance – 7.9%
American International Group, Inc.	1,932,040	$ 141,483,289
Assurant, Inc.	833,322	165,714,413
Corebridge Financial, Inc.	4,483,109	130,727,458
Equitable Holdings, Inc.	2,825,633	118,761,355
Everest Group Ltd.	263,645	103,304,020
Hanover Insurance Group, Inc.	754,399	111,734,036
Hartford Financial Services Group, Inc.	2,082,157	244,882,485
Lincoln National Corp.	2,798,815	88,190,661
Voya Financial, Inc.	1,727,404	136,844,945
Willis Towers Watson PLC	589,619	173,660,484
		$1,415,303,146

MFS Mid Cap Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.9%
Brunswick Corp.	1,587,826	$ 133,091,575
Electronic Arts, Inc.	870,435	124,855,197
Mattel, Inc. (a)	4,752,208	90,529,562
		$348,476,334
Machinery & Tools – 4.4%
AGCO Corp.	1,027,290	$ 100,530,599
ITT, Inc.	820,383	122,655,462
PACCAR, Inc.	946,046	93,355,819
Pentair PLC	1,409,896	137,873,730
Regal Rexnord Corp.	840,244	139,379,675
Wabtec Corp.	1,012,067	183,963,419
		$777,758,704
Major Banks – 0.8%
Regions Financial Corp.	5,979,726	$ 139,507,008
Medical & Health Technology & Services – 3.7%
Cencora, Inc.	906,375	$ 204,006,885
ICON PLC (a)	375,869	107,990,922
Labcorp Holdings, Inc.	437,297	97,727,134
Universal Health Services, Inc.	714,051	163,524,819
Ventas, Inc., REIT	1,469,198	94,219,668
		$667,469,428
Medical Equipment – 3.4%
Agilent Technologies, Inc.	1,114,356	$ 165,459,579
GE Healthcare Technologies, Inc.	757,053	71,049,424
Revvity, Inc.	697,917	89,158,897
STERIS PLC	479,910	116,397,372
Teleflex, Inc.	322,810	79,837,369
Zimmer Biomet Holdings, Inc.	762,214	82,281,001
		$604,183,642
Metals & Mining – 0.6%
United States Steel Corp.	2,951,635	$ 104,281,265
Natural Gas - Distribution – 0.5%
Atmos Energy Corp.	709,611	$ 98,430,142
Natural Gas - Pipeline – 1.5%
Plains GP Holdings LP	5,592,388	$ 103,459,178
Targa Resources Corp.	1,134,363	167,897,068
		$271,356,246
Network & Telecom – 0.5%
Motorola Solutions, Inc.	196,176	$ 88,206,615
Oil Services – 0.8%
Halliburton Co.	2,332,420	$ 67,756,801
TechnipFMC PLC	2,930,611	76,869,926
		$144,626,727

MFS Mid Cap Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 5.0%
Columbia Banking System, Inc.	2,981,933	$ 77,858,271
Discover Financial Services	805,969	113,069,391
East West Bancorp, Inc.	1,523,630	126,065,146
M&T Bank Corp.	1,149,953	204,829,628
Northern Trust Corp.	1,684,942	151,695,328
Prosperity Bancshares, Inc.	1,121,539	80,829,316
SLM Corp.	6,109,161	139,716,512
		$894,063,592
Pharmaceuticals – 0.3%
Organon & Co.	2,934,498	$ 56,136,947
Pollution Control – 0.6%
GFL Environmental, Inc.	2,814,850	$ 112,256,218
Railroad & Shipping – 0.6%
Norfolk Southern Corp.	457,212	$ 113,617,182
Real Estate – 2.2%
Brixmor Property Group, Inc., REIT	5,058,520	$ 140,930,367
Jones Lang LaSalle, Inc. (a)	448,584	121,032,449
W.P. Carey, Inc., REIT	2,045,439	127,430,850
		$389,393,666
Real Estate - Storage – 1.6%
Extra Space Storage, Inc., REIT	1,081,591	$ 194,891,882
STAG Industrial, Inc., REIT	2,189,019	85,568,753
		$280,460,635
Restaurants – 2.7%
Aramark	3,259,518	$ 126,241,132
Darden Restaurants, Inc.	603,102	98,987,131
SYSCO Corp.	1,338,768	104,504,230
U.S. Foods Holding Corp. (a)	2,629,927	161,740,511
		$491,473,004
Specialty Chemicals – 3.1%
Ashland, Inc.	1,566,673	$ 136,253,551
Corteva, Inc.	2,770,448	162,874,638
Dow, Inc.	1,391,080	75,994,700
DuPont de Nemours, Inc.	1,946,921	173,490,130
		$548,613,019
Specialty Stores – 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	1,349,660	$ 111,319,957
Ross Stores, Inc.	808,783	121,729,929
		$233,049,886

MFS Mid Cap Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 1.4%
J.B. Hunt Transport Services, Inc.	514,927	$ 88,737,370
Knight-Swift Transportation Holdings, Inc.	1,388,044	74,884,973
XPO, Inc. (a)	797,031	85,688,803
		$249,311,146
Utilities - Electric Power – 6.8%
Alliant Energy Corp.	2,449,100	$ 148,635,879
CenterPoint Energy, Inc.	3,508,575	103,222,277
CMS Energy Corp.	2,296,150	162,177,074
Edison International	1,227,829	106,931,628
PG&E Corp.	12,277,255	242,721,331
Pinnacle West Capital Corp.	1,451,537	128,591,663
Public Service Enterprise Group, Inc.	2,172,589	193,816,665
Sempra Energy	1,542,167	128,971,426
		$1,215,067,943
Total Common Stocks (Identified Cost, $12,319,209,136)		$17,583,584,159
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 5.07% (v) (Identified Cost, $303,039,793)	303,032,803	$ 303,123,712
Other Assets, Less Liabilities – (0.1)%		(22,546,860)
Net Assets – 100.0%		$17,864,161,011
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $303,123,712 and $17,583,584,159, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 9/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $12,319,209,136)	$17,583,584,159
Investments in affiliated issuers, at value (identified cost, $303,039,793)	303,123,712
Cash	419,640
Receivables for
Fund shares sold	10,650,091
Dividends	17,825,623
Other assets	4,697
Total assets	$17,915,607,922
Liabilities
Payables for
Investments purchased	$31,443,139
Fund shares reacquired	14,762,330
Payable to affiliates
Investment adviser	1,145,664
Administrative services fee	6,736
Shareholder servicing costs	2,834,362
Distribution and service fees	95,827
Payable for independent Trustees' compensation	19,865
Accrued expenses and other liabilities	1,138,988
Total liabilities	$51,446,911
Net assets	$17,864,161,011
Net assets consist of
Paid-in capital	$11,201,470,747
Total distributable earnings (loss)	6,662,690,264
Net assets	$17,864,161,011
Shares of beneficial interest outstanding	500,839,750
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,105,887,626	60,622,212	$34.74
Class B	3,999,439	123,259	32.45
Class C	76,347,805	2,376,694	32.12
Class I	4,443,284,622	123,843,662	35.88
Class R1	9,444,443	300,408	31.44
Class R2	55,351,033	1,638,026	33.79
Class R3	945,213,460	27,346,644	34.56
Class R4	364,788,923	10,422,982	35.00
Class R6	9,859,843,660	274,165,863	35.96
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $36.86 [100 / 94.25 x $34.74]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 9/30/24 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$317,041,529
Dividends from affiliated issuers	11,038,616
Other	291,738
Income on securities loaned	78,165
Foreign taxes withheld	(659,216)
Total investment income	$327,790,832
Expenses
Management fee	$98,910,367
Distribution and service fees	8,042,821
Shareholder servicing costs	9,365,869
Administrative services fee	614,964
Independent Trustees' compensation	133,166
Custodian fee	216,237
Shareholder communications	1,538,103
Audit and tax fees	49,409
Legal fees	83,438
Miscellaneous	584,551
Total expenses	$119,538,925
Reduction of expenses by investment adviser and distributor	(2,120,613)
Net expenses	$117,418,312
Net investment income (loss)	$210,372,520
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,569,677,822
Affiliated issuers	(14,519)
Foreign currency	(318,988)
Net realized gain (loss)	$1,569,344,315
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,485,917,239
Affiliated issuers	19,302
Translation of assets and liabilities in foreign currencies	32,258
Net unrealized gain (loss)	$2,485,968,799
Net realized and unrealized gain (loss)	$4,055,313,114
Change in net assets from operations	$4,265,685,634
See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	9/30/24	9/30/23
Change in net assets
From operations
Net investment income (loss)	$210,372,520	$250,129,617
Net realized gain (loss)	1,569,344,315	367,071,355
Net unrealized gain (loss)	2,485,968,799	1,255,588,206
Change in net assets from operations	$4,265,685,634	$1,872,789,178
Total distributions to shareholders	$(462,551,258)	$(784,048,457)
Change in net assets from fund share transactions	$(776,912,487)	$26,845,142
Total change in net assets	$3,026,221,889	$1,115,585,863
Net assets
At beginning of period	14,837,939,122	13,722,353,259
At end of period	$17,864,161,011	$14,837,939,122
See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$27.57	$25.61	$30.27	$21.56	$23.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.38	$0.29	$0.21	$0.23
Net realized and unrealized gain (loss)	7.66	3.00	(3.15)	8.70	(1.79)
Total from investment operations	$7.98	$3.38	$(2.86)	$8.91	$(1.56)
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.38)	$(0.29)	$(0.20)	$(0.23)
From net realized gain	(0.43)	(1.04)	(1.51)	—	(0.28)
Total distributions declared to shareholders	$(0.81)	$(1.42)	$(1.80)	$(0.20)	$(0.51)
Net asset value, end of period (x)	$34.74	$27.57	$25.61	$30.27	$21.56
Total return (%) (r)(s)(t)(x)	29.60	13.20	(10.44)	41.55	(6.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00	1.00	1.00	1.02	1.07
Expenses after expense reductions	0.99	0.99	0.99	1.01	1.06
Net investment income (loss)	1.02	1.36	0.97	0.75	1.04
Portfolio turnover rate	27	19	17	19	19
Net assets at end of period (000 omitted)	$2,105,888	$1,718,451	$1,563,018	$1,616,315	$1,141,479
Class B	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$25.75	$23.94	$28.40	$20.22	$22.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.16	$0.04	$(0.01)	$0.06
Net realized and unrealized gain (loss)	7.17	2.82	(2.94)	8.20	(1.69)
Total from investment operations	$7.25	$2.98	$(2.90)	$8.19	$(1.63)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.13)	$(0.05)	$(0.01)	$(0.05)
From net realized gain	(0.43)	(1.04)	(1.51)	—	(0.28)
Total distributions declared to shareholders	$(0.55)	$(1.17)	$(1.56)	$(0.01)	$(0.33)
Net asset value, end of period (x)	$32.45	$25.75	$23.94	$28.40	$20.22
Total return (%) (r)(s)(t)(x)	28.63	12.39	(11.16)	40.52	(7.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75	1.75	1.75	1.77	1.81
Expenses after expense reductions	1.74	1.74	1.74	1.76	1.80
Net investment income (loss)	0.27	0.61	0.13	(0.04)	0.28
Portfolio turnover rate	27	19	17	19	19
Net assets at end of period (000 omitted)	$3,999	$5,291	$7,309	$11,291	$10,677

See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Highlights - continued
Class C	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$25.53	$23.78	$28.24	$20.12	$22.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.16	$0.05	$(0.00)(w)	$0.06
Net realized and unrealized gain (loss)	7.10	2.80	(2.93)	8.15	(1.69)
Total from investment operations	$7.18	$2.96	$(2.88)	$8.15	$(1.63)
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.17)	$(0.07)	$(0.03)	$(0.06)
From net realized gain	(0.43)	(1.04)	(1.51)	—	(0.28)
Total distributions declared to shareholders	$(0.59)	$(1.21)	$(1.58)	$(0.03)	$(0.34)
Net asset value, end of period (x)	$32.12	$25.53	$23.78	$28.24	$20.12
Total return (%) (r)(s)(t)(x)	28.61	12.39	(11.16)	40.55	(7.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75	1.75	1.75	1.77	1.81
Expenses after expense reductions	1.74	1.74	1.74	1.76	1.80
Net investment income (loss)	0.27	0.61	0.17	(0.02)	0.28
Portfolio turnover rate	27	19	17	19	19
Net assets at end of period (000 omitted)	$76,348	$78,244	$85,829	$108,116	$87,086
Class I	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$28.45	$26.38	$31.13	$22.16	$24.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.40	$0.47	$0.38	$0.30	$0.29
Net realized and unrealized gain (loss)	7.91	3.09	(3.25)	8.93	(1.84)
Total from investment operations	$8.31	$3.56	$(2.87)	$9.23	$(1.55)
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.45)	$(0.37)	$(0.26)	$(0.28)
From net realized gain	(0.43)	(1.04)	(1.51)	—	(0.28)
Total distributions declared to shareholders	$(0.88)	$(1.49)	$(1.88)	$(0.26)	$(0.56)
Net asset value, end of period (x)	$35.88	$28.45	$26.38	$31.13	$22.16
Total return (%) (r)(s)(t)(x)	29.91	13.51	(10.23)	41.90	(6.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.75	0.75	0.75	0.77	0.82
Expenses after expense reductions	0.74	0.74	0.74	0.76	0.81
Net investment income (loss)	1.27	1.61	1.25	1.03	1.28
Portfolio turnover rate	27	19	17	19	19
Net assets at end of period (000 omitted)	$4,443,285	$3,647,260	$3,383,518	$3,056,701	$1,651,249

See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Highlights - continued
Class R1	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$24.94	$23.28	$27.68	$19.74	$21.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.15	$0.05	$(0.00)(w)	$0.06
Net realized and unrealized gain (loss)	6.95	2.73	(2.85)	7.98	(1.66)
Total from investment operations	$7.03	$2.88	$(2.80)	$7.98	$(1.60)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.18)	$(0.09)	$(0.04)	$(0.07)
From net realized gain	(0.43)	(1.04)	(1.51)	—	(0.28)
Total distributions declared to shareholders	$(0.53)	$(1.22)	$(1.60)	$(0.04)	$(0.35)
Net asset value, end of period (x)	$31.44	$24.94	$23.28	$27.68	$19.74
Total return (%) (r)(s)(t)(x)	28.64	12.34	(11.11)	40.46	(7.56)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75	1.75	1.75	1.77	1.82
Expenses after expense reductions	1.74	1.74	1.74	1.76	1.80
Net investment income (loss)	0.28	0.60	0.19	(0.00)(w)	0.28
Portfolio turnover rate	27	19	17	19	19
Net assets at end of period (000 omitted)	$9,444	$8,855	$11,824	$13,789	$10,476
Class R2	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$26.81	$24.92	$29.51	$21.01	$23.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.30	$0.19	$0.13	$0.17
Net realized and unrealized gain (loss)	7.46	2.93	(3.06)	8.51	(1.75)
Total from investment operations	$7.69	$3.23	$(2.87)	$8.64	$(1.58)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.30)	$(0.21)	$(0.14)	$(0.17)
From net realized gain	(0.43)	(1.04)	(1.51)	—	(0.28)
Total distributions declared to shareholders	$(0.71)	$(1.34)	$(1.72)	$(0.14)	$(0.45)
Net asset value, end of period (x)	$33.79	$26.81	$24.92	$29.51	$21.01
Total return (%) (r)(s)(t)(x)	29.26	12.95	(10.72)	41.24	(7.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.25	1.25	1.25	1.27	1.32
Expenses after expense reductions	1.24	1.24	1.24	1.26	1.30
Net investment income (loss)	0.79	1.11	0.66	0.48	0.78
Portfolio turnover rate	27	19	17	19	19
Net assets at end of period (000 omitted)	$55,351	$58,043	$64,335	$83,472	$66,086

See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Highlights - continued
Class R3	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$27.44	$25.50	$30.15	$21.48	$23.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.38	$0.28	$0.21	$0.23
Net realized and unrealized gain (loss)	7.63	2.99	(3.13)	8.67	(1.78)
Total from investment operations	$7.94	$3.37	$(2.85)	$8.88	$(1.55)
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.39)	$(0.29)	$(0.21)	$(0.23)
From net realized gain	(0.43)	(1.04)	(1.51)	—	(0.28)
Total distributions declared to shareholders	$(0.82)	$(1.43)	$(1.80)	$(0.21)	$(0.51)
Net asset value, end of period (x)	$34.56	$27.44	$25.50	$30.15	$21.48
Total return (%) (r)(s)(t)(x)	29.58	13.21	(10.46)	41.55	(6.85)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00	1.00	1.00	1.02	1.07
Expenses after expense reductions	0.99	0.99	0.99	1.01	1.06
Net investment income (loss)	1.02	1.35	0.96	0.75	1.04
Portfolio turnover rate	27	19	17	19	19
Net assets at end of period (000 omitted)	$945,213	$718,313	$574,212	$606,828	$405,406
Class R4	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$27.77	$25.78	$30.47	$21.69	$23.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.46	$0.36	$0.28	$0.28
Net realized and unrealized gain (loss)	7.72	3.02	(3.18)	8.76	(1.79)
Total from investment operations	$8.11	$3.48	$(2.82)	$9.04	$(1.51)
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.45)	$(0.36)	$(0.26)	$(0.29)
From net realized gain	(0.43)	(1.04)	(1.51)	—	(0.28)
Total distributions declared to shareholders	$(0.88)	$(1.49)	$(1.87)	$(0.26)	$(0.57)
Net asset value, end of period (x)	$35.00	$27.77	$25.78	$30.47	$21.69
Total return (%) (r)(s)(t)(x)	29.91	13.51	(10.26)	41.92	(6.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.75	0.75	0.75	0.77	0.82
Expenses after expense reductions	0.74	0.74	0.74	0.76	0.81
Net investment income (loss)	1.28	1.62	1.19	1.00	1.29
Portfolio turnover rate	27	19	17	19	19
Net assets at end of period (000 omitted)	$364,789	$345,645	$533,949	$607,641	$437,597

See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Highlights - continued
Class R6	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$28.51	$26.44	$31.20	$22.20	$24.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.50	$0.40	$0.33	$0.32
Net realized and unrealized gain (loss)	7.93	3.10	(3.25)	8.96	(1.84)
Total from investment operations	$8.37	$3.60	$(2.85)	$9.29	$(1.52)
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.49)	$(0.40)	$(0.29)	$(0.31)
From net realized gain	(0.43)	(1.04)	(1.51)	—	(0.28)
Total distributions declared to shareholders	$(0.92)	$(1.53)	$(1.91)	$(0.29)	$(0.59)
Net asset value, end of period (x)	$35.96	$28.51	$26.44	$31.20	$22.20
Total return (%) (r)(s)(t)(x)	30.08	13.61	(10.14)	42.14	(6.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.63	0.63	0.63	0.64	0.68
Expenses after expense reductions	0.62	0.62	0.62	0.63	0.66
Net investment income (loss)	1.39	1.73	1.31	1.13	1.44
Portfolio turnover rate	27	19	17	19	19
Net assets at end of period (000 omitted)	$9,859,844	$8,257,838	$7,498,359	$8,659,522	$6,048,320
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Mid Cap Value Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When

MFS Mid Cap Value Fund
Notes to Financial Statements  - continued
fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$17,583,584,159	$—	$—	$17,583,584,159
Mutual Funds	303,123,712	—	—	303,123,712
Total	$17,886,707,871	$—	$—	$17,886,707,871
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

MFS Mid Cap Value Fund
Notes to Financial Statements  - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 9/30/24	Year ended 9/30/23
Ordinary income (including any short-term capital gains)	$238,005,762	$272,437,816
Long-term capital gains	224,545,496	511,610,641
Total distributions	$462,551,258	$784,048,457
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/24
Cost of investments	$12,639,293,949
Gross appreciation	5,700,269,000
Gross depreciation	(452,855,078)
Net unrealized appreciation (depreciation)	$5,247,413,922
Undistributed ordinary income	219,491,328
Undistributed long-term capital gain	1,195,773,353
Other temporary differences	11,661
Total distributable earnings (loss)	$6,662,690,264
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

MFS Mid Cap Value Fund
Notes to Financial Statements  - continued
	Year ended 9/30/24	Year ended 9/30/23
Class A	$50,173,334	$87,214,524
Class B	105,150	334,894
Class C	1,719,337	4,230,868
Class I	109,692,703	189,526,069
Class R1	186,415	622,469
Class R2	1,414,854	3,416,487
Class R3	22,209,637	34,689,929
Class R4	10,846,993	31,142,709
Class R6	266,202,835	432,870,508
Total	$462,551,258	$784,048,457
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $5 billion	0.65%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion and up to $20 billion	0.55%
In excess of $20 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2025. For the year ended September 30, 2024, this management fee reduction amounted to $2,120,449, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended September 30, 2024 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $248,195 for the year ended September 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Mid Cap Value Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 4,764,370
Class B	0.75%	0.25%	1.00%	1.00%	47,026
Class C	0.75%	0.25%	1.00%	1.00%	780,804
Class R1	0.75%	0.25%	1.00%	1.00%	89,646
Class R2	0.25%	0.25%	0.50%	0.50%	267,439
Class R3	—	0.25%	0.25%	0.25%	2,093,536
Total Distribution and Service Fees					$8,042,821
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended September 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended September 30, 2024, this rebate amounted to $75, $14, $72, and $3 for Class A, Class C, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended September 30, 2024, were as follows:
Amount
Class A	$25,328
Class B	807
Class C	2,744
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2024, the fee was $375,338, which equated to 0.0023% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended September 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $8,990,531.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended September 30, 2024 was equivalent to an annual effective rate of 0.0038% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:

MFS Mid Cap Value Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class B	6	$178
8/19/2024	Redemption	Class I	4	151
8/19/2024	Redemption	Class R1	3	105
8/19/2024	Redemption	Class R2	4	125
8/19/2024	Redemption	Class R3	4	122
8/19/2024	Redemption	Class R4	4	129
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended September 30, 2024, this reimbursement amounted to $291,540, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended September 30, 2024, purchases and sales of investments, other than than in-kind transactions and short-term obligations, aggregated $4,316,051,670 and $5,117,183,348, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 9/30/24		Year ended 9/30/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,257,177	$222,987,144	9,523,590	$266,480,210
Class B	114	3,292	5,315	136,481
Class C	395,427	11,259,567	449,869	11,749,454
Class I	26,805,481	851,732,664	34,514,986	996,295,378
Class R1	41,167	1,141,916	110,258	2,804,013
Class R2	265,055	7,893,456	498,908	13,612,275
Class R3	6,366,966	191,416,953	9,894,430	275,363,531
Class R4	1,992,385	61,318,360	3,054,469	86,199,483
Class R6	45,310,269	1,436,179,147	52,376,015	1,514,235,738
	88,434,041	$2,783,932,499	110,427,840	$3,166,876,563
Shares issued to shareholders in reinvestment of distributions
Class A	1,642,929	$46,922,047	2,920,265	$80,745,336
Class B	3,871	103,898	12,730	330,720
Class C	60,868	1,617,262	154,285	3,974,369
Class I	3,500,008	103,040,221	6,288,821	179,042,735
Class R1	7,170	186,415	24,740	622,469
Class R2	49,806	1,386,599	124,378	3,350,747
Class R3	781,414	22,207,777	1,260,535	34,689,929
Class R4	359,970	10,338,333	1,088,995	30,263,176
Class R6	8,142,333	240,035,965	13,669,604	389,720,411
	14,548,369	$425,838,517	25,544,353	$722,739,892

MFS Mid Cap Value Fund
Notes to Financial Statements  - continued
	Year ended 9/30/24		Year ended 9/30/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(10,608,380)	$(325,508,486)	(11,152,604)	$(312,433,995)
Class B	(86,196)	(2,469,337)	(117,839)	(3,090,052)
Class C	(1,144,334)	(32,577,397)	(1,147,941)	(29,733,856)
Class I	(34,678,276)	(1,084,360,876)	(40,849,260)	(1,180,130,100)
Class R1	(102,939)	(2,821,257)	(287,947)	(7,284,469)
Class R2	(841,839)	(24,408,857)	(1,039,427)	(28,237,878)
Class R3	(5,977,857)	(182,195,411)	(7,496,314)	(207,528,175)
Class R4	(4,376,870)	(136,456,586)	(12,404,797)	(360,209,088)
Class R6	(68,897,387)	(2,195,885,296)	(60,040,888)	(1,734,123,700)
	(126,714,078)	$(3,986,683,503)	(134,537,017)	$(3,862,771,313)
Net change
Class A	(1,708,274)	$(55,599,295)	1,291,251	$34,791,551
Class B	(82,211)	(2,362,147)	(99,794)	(2,622,851)
Class C	(688,039)	(19,700,568)	(543,787)	(14,010,033)
Class I	(4,372,787)	(129,587,991)	(45,453)	(4,791,987)
Class R1	(54,602)	(1,492,926)	(152,949)	(3,857,987)
Class R2	(526,978)	(15,128,802)	(416,141)	(11,274,856)
Class R3	1,170,523	31,429,319	3,658,651	102,525,285
Class R4	(2,024,515)	(64,799,893)	(8,261,333)	(243,746,429)
Class R6	(15,444,785)	(519,670,184)	6,004,731	169,832,449
	(23,731,668)	$(776,912,487)	1,435,176	$26,845,142
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Aggressive Growth Allocation Fund, were the owners of record of approximately 3%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended September 30, 2024, the fund’s commitment fee and interest expense were $81,795 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

MFS Mid Cap Value Fund
Notes to Financial Statements  - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$276,221,838	$2,126,723,673	$2,099,826,582	$(14,519)	$19,302	$303,123,712
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$11,038,616	$—
(8)  Redemptions In-Kind
On each of the dates listed below, the fund recorded a redemption in-kind of portfolio securities and cash. The redeeming shareholder generally received a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
Redemption In-Kind Date	Portfolio Securities and Cash Amount	Realized Gain (Loss)
November 17, 2023	$29,625,446	$11,359,781
February 14, 2024	$60,048,312	$24,872,558
June 7, 2024	$123,369,032	$47,863,041
September 6, 2024	$70,307,893	$27,538,144

MFS Mid Cap Value Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Mid Cap Value Fund and the Board of Trustees of MFS Series Trust XI
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Mid Cap Value Fund (the “Fund”) (one of the funds constituting MFS Series Trust XI (the “Trust”)), including the portfolio of investments, as of September 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust XI) at September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
November 14, 2024

MFS Mid Cap Value Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $371,886,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Value Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Mid Cap Value Fund
Board Review of Investment Advisory Agreement
MFS Mid Cap Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Mid Cap Value Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, $5 billion, $10 billion and $20 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.

MFS Blended Research Core Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Core Equity Fund
Portfolio of Investments − 9/30/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace & Defense – 1.6%
General Dynamics Corp.	57,641	$ 17,419,110
Honeywell International, Inc.	8,852	1,829,797
Leidos Holdings, Inc.	19,837	3,233,431
		$22,482,338
Airlines – 0.2%
United Airlines Holdings, Inc. (a)	61,828	$ 3,527,906
Apparel Manufacturers – 1.2%
PVH Corp.	167,138	$ 16,852,525
Automotive – 0.8%
Aptiv PLC (a)	42,602	$ 3,067,770
General Motors Co.	28,224	1,265,564
Tesla, Inc. (a)	24,827	6,495,488
		$10,828,822
Biotechnology – 0.7%
Biogen, Inc. (a)	38,231	$ 7,410,697
Illumina, Inc. (a)	24,212	3,157,487
		$10,568,184
Brokerage & Asset Managers – 0.7%
Cboe Global Markets, Inc.	6,579	$ 1,347,840
Citigroup, Inc.	146,453	9,167,958
		$10,515,798
Business Services – 1.7%
Accenture PLC, “A”	14,241	$ 5,033,909
Dropbox, Inc. (a)	58,982	1,499,912
Verisk Analytics, Inc., “A”	66,534	17,828,451
		$24,362,272
Chemicals – 0.5%
Eastman Chemical Co.	67,158	$ 7,518,338
Computer Software – 9.9%
Autodesk, Inc. (a)	8,861	$ 2,441,028
Microsoft Corp.	231,089	99,437,597
Salesforce, Inc.	95,371	26,103,996
ServiceNow, Inc. (a)	15,346	13,725,309
		$141,707,930
Computer Software - Systems – 6.5%
Apple, Inc.	404,304	$ 94,202,832
UNEFS-ANN
1

MFS Blended Research Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.5%
Builders FirstSource, Inc. (a)	73,840	$ 14,314,623
Essex Property Trust, Inc., REIT	49,377	14,586,953
Masco Corp.	88,051	7,391,001
		$36,292,577
Consumer Products – 2.0%
Colgate-Palmolive Co.	104,144	$ 10,811,189
Kimberly-Clark Corp.	122,068	17,367,835
		$28,179,024
Consumer Services – 0.7%
Booking Holdings, Inc.	2,295	$ 9,666,815
Electrical Equipment – 0.8%
Amphenol Corp., “A”	33,873	$ 2,207,165
TE Connectivity PLC	65,383	9,872,179
		$12,079,344
Electronics – 11.6%
Applied Materials, Inc.	87,767	$ 17,733,322
Broadcom, Inc.	38,911	6,712,148
Lam Research Corp.	25,062	20,452,597
NVIDIA Corp.	873,881	106,124,109
NXP Semiconductors N.V.	64,533	15,488,565
		$166,510,741
Energy - Independent – 3.2%
ConocoPhillips	111,131	$ 11,699,872
EOG Resources, Inc.	24,792	3,047,680
Phillips 66	128,700	16,917,615
Valero Energy Corp.	102,906	13,895,397
		$45,560,564
Energy - Integrated – 0.1%
Exxon Mobil Corp.	10,936	$ 1,281,918
Entertainment – 1.3%
Spotify Technology S.A. (a)	49,423	$ 18,213,858
Food & Beverages – 1.1%
General Mills, Inc.	116,739	$ 8,621,175
Mondelez International, Inc.	85,776	6,319,118
PepsiCo, Inc.	8,037	1,366,692
		$16,306,985
Health Maintenance Organizations – 1.6%
Cigna Group	61,096	$ 21,166,098
UnitedHealth Group, Inc.	2,574	1,504,967
		$22,671,065
2

MFS Blended Research Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 4.8%
Ameriprise Financial, Inc.	44,109	$ 20,722,849
Berkshire Hathaway, Inc., “B” (a)	17,199	7,916,012
Corebridge Financial, Inc.	627,496	18,297,783
Equitable Holdings, Inc.	99,992	4,202,664
Everest Group Ltd.	10,487	4,109,121
Hartford Financial Services Group, Inc.	57,870	6,806,091
MetLife, Inc.	35,646	2,940,082
Reinsurance Group of America, Inc.	16,391	3,571,107
		$68,565,709
Internet – 7.7%
Alphabet, Inc., “A”	201,854	$ 33,477,486
Alphabet, Inc., “C”	128,563	21,494,448
Meta Platforms, Inc., “A”	98,651	56,471,778
		$111,443,712
Machinery & Tools – 1.7%
AGCO Corp.	36,913	$ 3,612,306
CNH Industrial N.V.	551,953	6,126,678
Eaton Corp. PLC	19,995	6,627,143
Mueller Industries, Inc.	24,782	1,836,346
Timken Co.	16,320	1,375,613
Wabtec Corp.	29,446	5,352,400
		$24,930,486
Major Banks – 3.2%
JPMorgan Chase & Co.	100,667	$ 21,226,644
Wells Fargo & Co.	427,543	24,151,904
		$45,378,548
Medical & Health Technology & Services – 2.2%
IDEXX Laboratories, Inc. (a)	2,677	$ 1,352,474
IQVIA Holdings, Inc. (a)	17,556	4,160,245
McKesson Corp.	38,824	19,195,362
Universal Health Services, Inc.	6,311	1,445,282
Veeva Systems, Inc. (a)	25,356	5,321,464
		$31,474,827
Medical Equipment – 0.9%
Abbott Laboratories	29,933	$ 3,412,662
Becton, Dickinson and Co.	5,701	1,374,511
Boston Scientific Corp. (a)	40,344	3,380,827
Medtronic PLC	60,838	5,477,245
		$13,645,245
Natural Gas - Distribution – 0.4%
UGI Corp.	216,422	$ 5,414,878
Network & Telecom – 0.7%
Motorola Solutions, Inc.	13,654	$ 6,139,248
Qualcomm, Inc.	20,923	3,557,956
		$9,697,204
3

MFS Blended Research Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.5%
TechnipFMC PLC	252,385	$ 6,620,059
Other Banks & Diversified Financials – 4.4%
American Express Co.	67,378	$ 18,272,914
Mastercard, Inc., “A”	10,110	4,992,318
Northern Trust Corp.	68,146	6,135,184
Popular, Inc.	50,677	5,081,383
Visa, Inc., “A”	105,730	29,070,463
		$63,552,262
Pharmaceuticals – 6.6%
AbbVie, Inc.	152,240	$ 30,064,355
Eli Lilly & Co.	8,227	7,288,628
Johnson & Johnson	169,713	27,503,689
Merck & Co., Inc.	19,761	2,244,059
Organon & Co.	259,535	4,964,905
Pfizer, Inc.	470,145	13,605,996
Vertex Pharmaceuticals, Inc. (a)	21,073	9,800,631
		$95,472,263
Printing & Publishing – 0.1%
Lamar Advertising Co., REIT	10,907	$ 1,457,175
Railroad & Shipping – 1.2%
CSX Corp.	507,287	$ 17,516,620
Real Estate – 1.8%
Essential Properties Realty Trust, REIT	215,468	$ 7,358,232
Jones Lang LaSalle, Inc. (a)	59,443	16,038,316
W.P. Carey, Inc., REIT	37,351	2,326,967
		$25,723,515
Restaurants – 0.2%
Aramark	81,688	$ 3,163,776
Specialty Chemicals – 0.9%
RPM International, Inc.	107,237	$ 12,975,677
Specialty Stores – 7.7%
Amazon.com, Inc. (a)	315,958	$ 58,872,454
Home Depot, Inc.	45,890	18,594,628
O'Reilly Automotive, Inc. (a)	13,224	15,228,758
Target Corp.	116,602	18,173,588
		$110,869,428
Telecommunications - Wireless – 0.6%
SBA Communications Corp., REIT	9,565	$ 2,302,295
T-Mobile USA, Inc.	30,638	6,322,458
		$8,624,753
Tobacco – 1.3%
Altria Group, Inc.	357,260	$ 18,234,550
4

MFS Blended Research Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.5%
Dominion Energy, Inc.	183,869	$ 10,625,790
DTE Energy Co.	11,850	1,521,659
Duke Energy Corp.	15,981	1,842,609
Edison International	111,232	9,687,195
PG&E Corp.	548,896	10,851,674
Vistra Corp.	16,097	1,908,138
		$36,437,065
Total Common Stocks (Identified Cost, $831,025,736)		$1,410,527,588
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 5.07% (v) (Identified Cost, $13,483,811)	13,483,328	$ 13,487,373
Other Assets, Less Liabilities – 1.0%		14,673,246
Net Assets – 100.0%		$1,438,688,207
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $13,487,373 and $1,410,527,588, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Blended Research Core Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 9/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $831,025,736)	$1,410,527,588
Investments in affiliated issuers, at value (identified cost, $13,483,811)	13,487,373
Receivables for
Fund shares sold	15,591,287
Dividends	1,249,828
Receivable from investment adviser	84,222
Other assets	435
Total assets	$1,440,940,733
Liabilities
Payables for
Fund shares reacquired	$1,727,568
Payable to affiliates
Administrative services fee	2,329
Shareholder servicing costs	333,160
Distribution and service fees	14,585
Payable for independent Trustees' compensation	3,975
Accrued expenses and other liabilities	170,909
Total liabilities	$2,252,526
Net assets	$1,438,688,207
Net assets consist of
Paid-in capital	$739,077,417
Total distributable earnings (loss)	699,610,790
Net assets	$1,438,688,207
Shares of beneficial interest outstanding	37,283,253
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$320,775,644	8,417,023	$38.11
Class B	3,431,069	95,321	35.99
Class C	14,691,557	417,815	35.16
Class I	715,356,097	18,357,437	38.97
Class R1	1,501,049	42,340	35.45
Class R2	45,602,151	1,280,998	35.60
Class R3	45,000,345	1,185,408	37.96
Class R4	11,753,908	305,946	38.42
Class R6	280,576,387	7,180,965	39.07
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $40.44 [100 / 94.25 x $38.11]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS Blended Research Core Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 9/30/24 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$18,239,967
Dividends from affiliated issuers	640,309
Other	34,065
Income on securities loaned	5,593
Foreign taxes withheld	(46,216)
Total investment income	$18,873,718
Expenses
Management fee	$4,921,488
Distribution and service fees	1,228,726
Shareholder servicing costs	1,088,431
Administrative services fee	187,614
Independent Trustees' compensation	23,242
Custodian fee	61,729
Shareholder communications	114,951
Audit and tax fees	69,754
Legal fees	6,848
Miscellaneous	213,624
Total expenses	$7,916,407
Reduction of expenses by investment adviser and distributor	(822,514)
Net expenses	$7,093,893
Net investment income (loss)	$11,779,825
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$129,232,094
Affiliated issuers	1,728
Net realized gain (loss)	$129,233,822
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$241,133,214
Affiliated issuers	1,913
Net unrealized gain (loss)	$241,135,127
Net realized and unrealized gain (loss)	$370,368,949
Change in net assets from operations	$382,148,774
See Notes to Financial Statements
7

MFS Blended Research Core Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	9/30/24	9/30/23
Change in net assets
From operations
Net investment income (loss)	$11,779,825	$10,714,166
Net realized gain (loss)	129,233,822	39,888,565
Net unrealized gain (loss)	241,135,127	153,905,170
Change in net assets from operations	$382,148,774	$204,507,901
Total distributions to shareholders	$(43,563,552)	$(84,303,357)
Change in net assets from fund share transactions	$25,505,250	$25,285,466
Total change in net assets	$364,090,472	$145,490,010
Net assets
At beginning of period	1,074,597,735	929,107,725
At end of period	$1,438,688,207	$1,074,597,735
See Notes to Financial Statements
8

MFS Blended Research Core Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$28.96	$25.78	$34.76	$28.49	$26.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.24	$0.23	$0.24	$0.28
Net realized and unrealized gain (loss)	10.06	5.26	(3.91)	8.10	3.08
Total from investment operations	$10.32	$5.50	$(3.68)	$8.34	$3.36
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.27)	$(0.22)	$(0.26)	$(0.38)
From net realized gain	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)
Total distributions declared to shareholders	$(1.17)	$(2.32)	$(5.30)	$(2.07)	$(1.39)
Net asset value, end of period (x)	$38.11	$28.96	$25.78	$34.76	$28.49
Total return (%) (r)(s)(t)(x)	36.61	22.17	(13.53)	30.69	12.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81	0.81	0.81	0.81	0.82
Expenses after expense reductions	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.77	0.87	0.73	0.74	1.04
Portfolio turnover rate	44	48	43	57	63
Net assets at end of period (000 omitted)	$320,776	$225,683	$182,294	$221,508	$243,181
Class B	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$27.40	$24.43	$33.22	$27.30	$25.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.04	$(0.01)	$(0.00)(w)	$0.08
Net realized and unrealized gain (loss)	9.52	4.98	(3.70)	7.76	2.94
Total from investment operations	$9.53	$5.02	$(3.71)	$7.76	$3.02
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.03)	$(0.18)
From net realized gain	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)
Total distributions declared to shareholders	$(0.94)	$(2.05)	$(5.08)	$(1.84)	$(1.19)
Net asset value, end of period (x)	$35.99	$27.40	$24.43	$33.22	$27.30
Total return (%) (r)(s)(t)(x)	35.58	21.29	(14.20)	29.70	12.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.55	1.56	1.56	1.55	1.57
Expenses after expense reductions	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.02	0.15	(0.03)	(0.01)	0.29
Portfolio turnover rate	44	48	43	57	63
Net assets at end of period (000 omitted)	$3,431	$5,864	$9,268	$15,538	$15,562

See Notes to Financial Statements
9

MFS Blended Research Core Equity Fund
Financial Highlights - continued
Class C	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$26.79	$23.94	$32.65	$26.85	$25.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.04	$(0.01)	$(0.00)(w)	$0.07
Net realized and unrealized gain (loss)	9.30	4.87	(3.62)	7.65	2.90
Total from investment operations	$9.31	$4.91	$(3.63)	$7.65	$2.97
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$—	$(0.04)	$(0.17)
From net realized gain	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)
Total distributions declared to shareholders	$(0.94)	$(2.06)	$(5.08)	$(1.85)	$(1.18)
Net asset value, end of period (x)	$35.16	$26.79	$23.94	$32.65	$26.85
Total return (%) (r)(s)(t)(x)	35.57	21.28	(14.20)	29.76	12.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.56	1.56	1.56	1.55	1.57
Expenses after expense reductions	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.02	0.14	(0.03)	(0.02)	0.29
Portfolio turnover rate	44	48	43	57	63
Net assets at end of period (000 omitted)	$14,692	$18,623	$27,015	$45,369	$44,725
Class I	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$29.58	$26.29	$35.38	$28.96	$26.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.32	$0.31	$0.33	$0.35
Net realized and unrealized gain (loss)	10.28	5.36	(3.98)	8.24	3.13
Total from investment operations	$10.63	$5.68	$(3.67)	$8.57	$3.48
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.34)	$(0.34)	$(0.34)	$(0.45)
From net realized gain	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)
Total distributions declared to shareholders	$(1.24)	$(2.39)	$(5.42)	$(2.15)	$(1.46)
Net asset value, end of period (x)	$38.97	$29.58	$26.29	$35.38	$28.96
Total return (%) (r)(s)(t)(x)	36.95	22.48	(13.31)	31.03	13.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.56	0.56	0.56	0.56	0.57
Expenses after expense reductions	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.02	1.12	0.98	0.99	1.29
Portfolio turnover rate	44	48	43	57	63
Net assets at end of period (000 omitted)	$715,356	$515,759	$449,442	$533,711	$465,900

See Notes to Financial Statements
10

MFS Blended Research Core Equity Fund
Financial Highlights - continued
Class R1	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$27.00	$24.17	$32.92	$27.10	$25.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.03	$(0.01)	$(0.00)(w)	$0.13
Net realized and unrealized gain (loss)	9.39	4.93	(3.66)	7.71	2.80
Total from investment operations	$9.39	$4.96	$(3.67)	$7.71	$2.93
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$—	$(0.08)	$—
From net realized gain	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)
Total distributions declared to shareholders	$(0.94)	$(2.13)	$(5.08)	$(1.89)	$(1.01)
Net asset value, end of period (x)	$35.45	$27.00	$24.17	$32.92	$27.10
Total return (%) (r)(s)(t)(x)	35.59	21.28	(14.20)	29.76	11.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.56	1.56	1.56	1.55	1.58
Expenses after expense reductions	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.02	0.12	(0.02)	(0.01)	0.49
Portfolio turnover rate	44	48	43	57	63
Net assets at end of period (000 omitted)	$1,501	$1,485	$1,159	$1,333	$1,084
Class R2	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$27.13	$24.27	$33.02	$27.16	$25.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.16	$0.14	$0.15	$0.20
Net realized and unrealized gain (loss)	9.40	4.94	(3.66)	7.70	2.94
Total from investment operations	$9.57	$5.10	$(3.52)	$7.85	$3.14
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.19)	$(0.15)	$(0.18)	$(0.29)
From net realized gain	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)
Total distributions declared to shareholders	$(1.10)	$(2.24)	$(5.23)	$(1.99)	$(1.30)
Net asset value, end of period (x)	$35.60	$27.13	$24.27	$33.02	$27.16
Total return (%) (r)(s)(t)(x)	36.25	21.89	(13.74)	30.33	12.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.06	1.06	1.06	1.05	1.07
Expenses after expense reductions	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.52	0.62	0.47	0.49	0.79
Portfolio turnover rate	44	48	43	57	63
Net assets at end of period (000 omitted)	$45,602	$36,054	$34,446	$48,557	$45,533

See Notes to Financial Statements
11

MFS Blended Research Core Equity Fund
Financial Highlights - continued
Class R3	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$28.85	$25.68	$34.66	$28.40	$26.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.24	$0.23	$0.24	$0.28
Net realized and unrealized gain (loss)	10.01	5.24	(3.89)	8.08	3.06
Total from investment operations	$10.27	$5.48	$(3.66)	$8.32	$3.34
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.26)	$(0.24)	$(0.25)	$(0.37)
From net realized gain	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)
Total distributions declared to shareholders	$(1.16)	$(2.31)	$(5.32)	$(2.06)	$(1.38)
Net asset value, end of period (x)	$37.96	$28.85	$25.68	$34.66	$28.40
Total return (%) (r)(s)(t)(x)	36.57	22.21	(13.53)	30.71	12.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81	0.81	0.81	0.81	0.82
Expenses after expense reductions	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.77	0.88	0.73	0.73	1.05
Portfolio turnover rate	44	48	43	57	63
Net assets at end of period (000 omitted)	$45,000	$36,793	$38,202	$50,589	$59,630
Class R4	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$29.18	$25.96	$34.99	$28.65	$26.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.31	$0.30	$0.32	$0.35
Net realized and unrealized gain (loss)	10.13	5.30	(3.93)	8.16	3.09
Total from investment operations	$10.48	$5.61	$(3.63)	$8.48	$3.44
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.34)	$(0.32)	$(0.33)	$(0.44)
From net realized gain	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)
Total distributions declared to shareholders	$(1.24)	$(2.39)	$(5.40)	$(2.14)	$(1.45)
Net asset value, end of period (x)	$38.42	$29.18	$25.96	$34.99	$28.65
Total return (%) (r)(s)(t)(x)	36.96	22.49	(13.33)	31.06	13.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.56	0.56	0.56	0.56	0.57
Expenses after expense reductions	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.02	1.12	0.97	0.99	1.28
Portfolio turnover rate	44	48	43	57	63
Net assets at end of period (000 omitted)	$11,754	$9,732	$7,219	$12,391	$16,640

See Notes to Financial Statements
12

MFS Blended Research Core Equity Fund
Financial Highlights - continued
Class R6	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$29.66	$26.35	$35.45	$29.02	$26.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.35	$0.34	$0.36	$0.38
Net realized and unrealized gain (loss)	10.29	5.38	(3.99)	8.24	3.14
Total from investment operations	$10.68	$5.73	$(3.65)	$8.60	$3.52
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.37)	$(0.37)	$(0.36)	$(0.48)
From net realized gain	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)
Total distributions declared to shareholders	$(1.27)	$(2.42)	$(5.45)	$(2.17)	$(1.49)
Net asset value, end of period (x)	$39.07	$29.66	$26.35	$35.45	$29.02
Total return (%) (r)(s)(t)(x)	37.05	22.64	(13.22)	31.13	13.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.46	0.46	0.46	0.45	0.46
Expenses after expense reductions	0.39	0.39	0.39	0.39	0.38
Net investment income (loss)	1.12	1.22	1.08	1.09	1.40
Portfolio turnover rate	44	48	43	57	63
Net assets at end of period (000 omitted)	$280,576	$224,605	$180,063	$219,533	$180,306
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS Blended Research Core Equity Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Blended Research Core Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When
14

MFS Blended Research Core Equity Fund
Notes to Financial Statements  - continued
fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,410,527,588	$—	$—	$1,410,527,588
Mutual Funds	13,487,373	—	—	13,487,373
Total	$1,424,014,961	$—	$—	$1,424,014,961
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue
15

MFS Blended Research Core Equity Fund
Notes to Financial Statements  - continued
Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 9/30/24	Year ended 9/30/23
Ordinary income (including any short-term capital gains)	$9,900,997	$11,000,970
Long-term capital gains	33,662,555	73,302,387
Total distributions	$43,563,552	$84,303,357
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/24
Cost of investments	$847,288,906
Gross appreciation	588,294,444
Gross depreciation	(11,568,389)
Net unrealized appreciation (depreciation)	$576,726,055
Undistributed ordinary income	26,852,402
Undistributed long-term capital gain	96,032,333
Total distributable earnings (loss)	$699,610,790
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 9/30/24	Year ended 9/30/23
Class A	$9,195,609	$16,347,473
Class B	167,996	710,934
Class C	543,322	2,156,249
Class I	21,133,263	40,443,381
Class R1	41,131	103,323
Class R2	1,453,683	3,113,174
Class R3	1,451,834	3,306,361
Class R4	419,578	670,757
Class R6	9,157,136	17,451,705
Total	$43,563,552	$84,303,357
16

MFS Blended Research Core Equity Fund
Notes to Financial Statements  - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2025. For the year ended September 30, 2024, this management fee reduction amounted to $162,252, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended September 30, 2024 was equivalent to an annual effective rate of 0.38% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.41%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2026. For the year ended September 30, 2024, this reduction amounted to $660,204, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $36,330 for the year ended September 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 699,551
Class B	0.75%	0.25%	1.00%	1.00%	44,481
Class C	0.75%	0.25%	1.00%	1.00%	155,082
Class R1	0.75%	0.25%	1.00%	1.00%	14,006
Class R2	0.25%	0.25%	0.50%	0.50%	210,324
Class R3	—	0.25%	0.25%	0.25%	105,282
Total Distribution and Service Fees					$1,228,726
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended September 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended September 30, 2024, this rebate amounted to $9, $9, $15, and $25 for Class A, Class B, Class C, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
17

MFS Blended Research Core Equity Fund
Notes to Financial Statements  - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended September 30, 2024, were as follows:
Amount
Class A	$2,785
Class B	509
Class C	732
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2024, the fee was $49,195, which equated to 0.0039% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended September 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,039,236.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended September 30, 2024 was equivalent to an annual effective rate of 0.0150% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	5	$175
8/19/2024	Redemption	Class R1	3	116
8/19/2024	Redemption	Class R2	4	134
8/19/2024	Redemption	Class R3	5	192
8/19/2024	Redemption	Class R4	5	176
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended September 30, 2024, this reimbursement amounted to $34,065, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended September 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $540,262,223 and $559,662,465, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
18

MFS Blended Research Core Equity Fund
Notes to Financial Statements  - continued
	Year ended 9/30/24		Year ended 9/30/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,766,159	$59,718,130	1,112,013	$30,752,637
Class B	11,156	356,090	3,501	91,961
Class C	110,966	3,557,364	56,289	1,465,378
Class I	4,848,282	171,341,666	4,407,724	125,777,783
Class R1	3,634	114,203	9,237	237,434
Class R2	212,765	6,823,428	172,455	4,515,896
Class R3	254,089	8,763,737	273,681	7,597,193
Class R4	82,221	2,843,546	71,096	2,081,221
Class R6	1,140,530	40,096,995	1,731,032	48,471,578
	8,429,802	$293,615,159	7,837,028	$220,991,081
Shares issued to shareholders in reinvestment of distributions
Class A	274,386	$8,470,304	564,362	$14,944,317
Class B	5,728	167,996	28,062	707,447
Class C	18,587	532,520	86,514	2,131,696
Class I	662,171	20,858,382	1,479,412	39,929,339
Class R1	1,424	41,131	4,160	103,323
Class R2	50,318	1,453,683	125,279	3,113,173
Class R3	47,214	1,451,834	125,383	3,306,361
Class R4	13,509	419,578	25,188	670,757
Class R6	283,103	8,934,719	627,419	16,965,409
	1,356,440	$42,330,147	3,065,779	$81,871,822
Shares reacquired
Class A	(1,415,436)	$(48,130,715)	(956,321)	$(26,522,783)
Class B	(135,564)	(4,214,616)	(196,884)	(5,174,613)
Class C	(406,816)	(12,252,419)	(576,121)	(14,817,985)
Class I	(4,587,452)	(156,037,512)	(5,549,951)	(158,267,840)
Class R1	(17,693)	(501,604)	(6,355)	(165,339)
Class R2	(311,055)	(10,065,876)	(388,095)	(9,969,690)
Class R3	(391,381)	(13,372,422)	(611,337)	(17,022,971)
Class R4	(123,284)	(4,153,607)	(40,875)	(1,180,915)
Class R6	(1,815,928)	(61,711,285)	(1,618,701)	(44,455,301)
	(9,204,609)	$(310,440,056)	(9,944,640)	$(277,577,437)
Net change
Class A	625,109	$20,057,719	720,054	$19,174,171
Class B	(118,680)	(3,690,530)	(165,321)	(4,375,205)
Class C	(277,263)	(8,162,535)	(433,318)	(11,220,911)
Class I	923,001	36,162,536	337,185	7,439,282
Class R1	(12,635)	(346,270)	7,042	175,418
Class R2	(47,972)	(1,788,765)	(90,361)	(2,340,621)
Class R3	(90,078)	(3,156,851)	(212,273)	(6,119,417)
Class R4	(27,554)	(890,483)	55,409	1,571,063
Class R6	(392,295)	(12,679,571)	739,750	20,981,686
	581,633	$25,505,250	958,167	$25,285,466
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were
19

MFS Blended Research Core Equity Fund
Notes to Financial Statements  - continued
each the owners of record of approximately 3%, 2%, 2%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended September 30, 2024, the fund’s commitment fee and interest expense were $6,290 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,171,205	$146,084,551	$145,772,024	$1,728	$1,913	$13,487,373
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$640,309	$—
20

MFS Blended Research Core Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust XI and the Shareholders of MFS Blended Research Core Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Blended Research Core Equity Fund (the “Fund”), including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 14, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.
21

MFS Blended Research Core Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $48,567,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Core Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Core Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Core Equity Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS Blended Research Core Equity Fund
Board Review of Investment Advisory Agreement
MFS Blended Research Core Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for each of the one- and three- year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
24

MFS Blended Research Core Equity Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds' complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund's shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
25

MFS Blended Research Core Equity Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
26

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XI

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   November 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  November 14, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  November 14, 2024

*  Print name and title of each signing officer under his or her signature.